Class K [Member] Investment Objectives and Goals - Class K - BlackRock Inflation Protected Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Inflation Protected Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the BlackRock Inflation Protected Bond Portfolio (the “Inflation Protected Bond Portfolio” or the “Fund”) is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.